Common Stock and Stock Plans, Performance Share Awards (Details) - Performance share awards [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2025 (in shares)	3,439,368
Granted (in shares)	1,164,554
Vested (in shares)	(1,653,573)
Nonvested at December 31, 2025 (in shares)	2,950,349	3,439,368
Weighted- average grant-date fair value
Nonvested at January 1, 2025 (in dollars per share)	$ 33.37
Granted (in dollars per share)	70.94	$ 44.57	$ 44.33
Vested (in dollars per share)	52.85
Nonvested at December 31, 2025 (in dollars per share)	$ 55.92	$ 33.37
Cost amount to holders of incentive compensation share plans	$ 0
Award vesting period	3 years
Future vesting amount, minimum (percent)	0.00%
Future vesting amount, maximum (percent)	150.00%
Unrecognized compensation cost related to nonvested performance awards	$ 24
Expected weighted-average period to recognize compensation costs related to awards	1 year 9 months 18 days
Fair value of awards vested	$ 121	$ 134	$ 31